Summary of Significant Accounting Policies and Recent Accounting Guidance - Useful Lives (Details)	12 Months Ended
Dec. 31, 2021
Furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	3 years
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	7 years
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	2 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	5 years
Software and Software Development Costs | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	2 years
Software and Software Development Costs | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	3 years
Tooling and manufacturing equipment
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	3 years
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	2 years